Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Accrued expenses	¥ 1,200,237	$ 174,018	¥ 550,848
Accrued rebates	580,989	84,235	646,723
Payroll and welfare payable	508,598	73,740	526,080
Operating lease liabilities - current portion	59,798	8,670	96,160
VAT and surcharges payable	47,908	6,946	31,307
Deposit from customers	13,129	1,904	21,058
Professional service fees	8,644	1,253	22,885
Payable for purchase of fixed assets	5,359	777	21,045
Payable for exercise of share-based awards	4,402	638	2,566
Others	108,217	15,689	125,925
Accrued expenses and other payables	¥ 2,537,281	$ 367,870	¥ 2,044,597